Lease Arrangements - Summary of Finance Lease Receivable (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Net finance lease receivable	£ 2	£ 18